Long-Term Debt - Additional Information (Detail) $ in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2021	Nov. 30, 2020 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Mar. 01, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Disclosure of long term debt [Line Items]
Borrowings			$ 1,126,113
Outstanding letters of credit				$ 25
Description of compliance with covenants			The unsecured senior notes require Precision to comply with certain restrictive and financial covenants including an incurrence based test of Consolidated Interest Coverage Ratio, as defined in the senior note agreements, of greater than or equal to 2.0:1 for the most recent four consecutive fiscal quarters. In the event the Consolidated Interest Coverage Ratio is less than 2.0:1 for the most recent four consecutive fiscal quarters the senior notes restrict Precision’s ability to incur additional indebtedness.	The unsecured senior notes require Precision to comply with certain restrictive and financial covenants including an incurrence based test of Consolidated Interest Coverage Ratio, as defined in the senior note agreements, of greater than or equal to 2.0:1 for the most recent four consecutive fiscal quarters. In the event the Consolidated Interest Coverage Ratio is less than 2.0:1 for the most recent four consecutive fiscal quarters the senior notes restrict Precision’s ability to incur additional indebtedness.
Maximum Consolidated Interest Coverage Ratio to incur additional indebtedness			2.00%			2.00%
Description of compliance with covenants			The unsecured senior notes also contain a restricted payments covenant that limits Precision’s ability to make payments in the nature of dividends, distributions and for repurchases from shareholders. This restricted payments basket grows by, among other things, 50% of cumulative consolidated net earnings, and decreases by 100% of cumulative consolidated net losses as defined in the note agreements, and cumulative payments made to shareholders. At December 31, 2021, the governing net restricted payments basket was negative $369 million (2020 – negative $307 million), therefore limiting us from making any further dividend payments or share repurchases until the governing restricted payments basket once again becomes positive. During 2021, pursuant to the indentures governing the unsecured senior notes, Precision used the available general restricted payments basket to facilitate the repurchase and cancellation of its common shares.	The unsecured senior notes also contain a restricted payments covenant that limits Precision’s ability to make payments in the nature of dividends, distributions and for repurchases from shareholders. This restricted payments basket grows by, among other things, 50% of cumulative consolidated net earnings, and decreases by 100% of cumulative consolidated net losses as defined in the note agreements, and cumulative payments made to shareholders. At December 31, 2021, the governing net restricted payments basket was negative $369 million (2020 – negative $307 million), therefore limiting us from making any further dividend payments or share repurchases until the governing restricted payments basket once again becomes positive. During 2021, pursuant to the indentures governing the unsecured senior notes, Precision used the available general restricted payments basket to facilitate the repurchase and cancellation of its common shares.
Net restricted payments basket			$ 369,000					$ 307,000
Proportion of ownership interest in subsidiary			100.00%	100.00%
Original issue discount			$ 201
Senior Credit Facility [Member]
Disclosure of long term debt [Line Items]
Borrowings maximum borrowing capacity						$ 500
Borrowings						53
Credit facility amount withdrawn						118			$ 75
Borrowings maximum available letters of credit						200
Outstanding letters of credit				$ 33	$ 32
Amount redeemed						286
Senior Credit Facility [Member] | Future Assets [Member]
Disclosure of long term debt [Line Items]
Borrowings additional borrowing capacity						$ 300
7.75% Senior Notes Due 2023 [Member]
Disclosure of long term debt [Line Items]
Interest rate			7.75%			7.75%
Maturity date			December 15, 2023	December 15, 2023
Redemption price percentage			7.75%			7.75%
5.25% Senior Notes Due 2024 [Member]
Disclosure of long term debt [Line Items]
Interest rate			5.25%			5.25%
Maturity date			November 15, 2024	November 15, 2024
Redemption price percentage			5.25%			5.25%
7.125% Senior Notes Due 2026 [Member]
Disclosure of long term debt [Line Items]
Minimum threshold to consolidated interest coverage ratio			7.125%	7.125%
Interest rate			7.125%			7.125%
Maturity date			January 15, 2026	January 15, 2026
Borrowings frequency of payments			Interest is payable semi-annually on January 15 and July 15 of each year, commencing July 15, 2018.	Interest is payable semi-annually on January 15 and July 15 of each year, commencing July 15, 2018.
7.125% Senior Notes Due 2026 [Member] | Any time on or after December 15, 2021 [Member]
Disclosure of long term debt [Line Items]
Redemption price percentage			101.00%			101.00%
7.125% Senior Notes Due 2026 [Member] | Prior to November 15, 2020, Precision may redeem these notes in whole or in part [Member]
Disclosure of long term debt [Line Items]
Redemption price percentage			100.00%			100.00%
7.125% Senior Notes Due 2026 [Member] | Bottom Of Range [Member] | Precision may redeem these notes in whole or in part at any time on or after November 15, 2020 and before November 15, 2022 [Member]
Disclosure of long term debt [Line Items]
Redemption price percentage			101.781%			101.781%
7.125% Senior Notes Due 2026 [Member] | Top of Range [Member] | Precision may redeem these notes in whole or in part at any time on or after November 15, 2020 and before November 15, 2022 [Member]
Disclosure of long term debt [Line Items]
Redemption price percentage			105.344%			105.344%
6.875% senior notes due 2029 [Member]
Disclosure of long term debt [Line Items]
Interest rate			6.875%			6.875%
Maturity date			January 15, 2029	January 15, 2029
6.875% senior notes due 2029 [Member] | Prior to June 15, 2024, Precision may redeem up to 35% of the 6.875% unsecured senior notes due 2029 [Member]
Disclosure of long term debt [Line Items]
Redemption price percentage			35.00%			35.00%
Borrowings maximum percentage of principal amount redeemed			106.875%			106.875%
Real Estate Credit Facility [Member]
Disclosure of long term debt [Line Items]
Borrowing Capacity		$ 11					$ 20,000
Facility maturity period			2025-11	2025-11
Amortization period of principal and interest payments	15 years	15 years
Minimum threshold to consolidated interest coverage ratio		1.15%
Credit facility amount withdrawn			$ 31,000			$ 11		$ 13,000	$ 11
Unsecured Senior Notes [Member]
Disclosure of long term debt [Line Items]
Borrowings						$ 400
Interest rate			6.875%			6.875%
Amount redeemed						$ 263
Percentage of face value			99.253%	99.253%
Original issue discount			$ 3,628	$ 3
Accrued and unpaid interest						557
Loss on redemption						$ 8